Fair Value Measurements of Company's Assets and Liabilities that Measured at Fair Value on A Recurring Basis (Detail)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Long-term investment
Available-for-sale investments	$ 1,554,497	¥ 10,069,729
Recurring Basis
Short-term investment
Available-for-sale investments		496,565,847	¥ 91,496,450
Long-term investment
Available-for-sale investments		10,069,729
Recurring Basis | Significant Other Observable Inputs (Level 2)
Short-term investment
Available-for-sale investments		496,565,847	¥ 91,496,450
Long-term investment
Available-for-sale investments		¥ 10,069,729